Loss Per Share (Details) - $ / shares	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss per share for profit attributable to the ordinary equity holders of the Group:
Basic loss per share	$ (0.65)	$ (0.65)
Diluted loss per share	$ (0.65)	$ (0.65)
Basic loss per share
Loss attributable to the ordinary equity holders of the company used in calculating basic loss per share:	(8,561,862)	(5,640,258)
Diluted loss per share
Loss attributable to the ordinary equity holders of the company used in calculating diluted loss per share:	(8,561,862)	(5,640,258)
(d) Weighted average number of shares used as denominator
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	1,323,432,372	868,327,981